Future Minimum Lease Payments Under Non-cancelable Operating Leases and Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating leases
2012	$ 258,336
2013	232,569
2014	211,544
2015	193,874
2016	176,063
Thereafter	635,608
Operating Leases, Future Minimum Payments Due, Total	1,707,994
Capital leases
2012	4,620
2013	4,656
2014	4,510
2015	4,260
2016	4,239
Thereafter	42,335
Capital Leases, Future Minimum Payments Due, Total	64,620
Less portion representing interest	(21,256)
Total capital lease obligations, including current portion	$ 43,364